Significant Accounting Policies (Useful Lives Used For Amortization Of Intangible Assets) (Detail)	12 Months Ended
Dec. 31, 2014
Intangible Assets Useful Life [Line Items]
Useful lives	20 years
Patented Technology [Member] | Minimum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	0 years	[1]
Patented Technology [Member] | Maximum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	20 years	[1]
Customer Relationships [Member] | Minimum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	9 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	13 years
Trademarks and Trade Names [Member] | Minimum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	0 years	[2]
Trademarks and Trade Names [Member] | Maximum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	15 years	[2]
Noncompete Agreements [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	5 years

[1]	Each patent has its own legal expiration date and, therefore, its own useful life. Generally, our patents’ legal lives begin when the related patent application is filed with the relevant government authority and ends 20 years thereafter. Amortization on patent costs begins when the relevant government authority approves the related patent. Patents that have been recorded as of December 31, 2014 are expected to expire by 2034. Impairment charges, if any, are recorded in the period in which the impairment is determined. An intangible impairment loss on patents of approximately $5.3 million was recorded during 2014 (see Note 3).
[2]	Trademarks and trade names of CTI are deemed to have a useful life of 15 years. CTI’s trademarks and trade names are subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon their estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined. An intangible impairment loss on trade names of approximately $4.3 million was recorded during 2014 (see Note 3).